Unbilled Revenue and Deferred Revenue - Summary of Changes in Unbilled Revenue and Deferred Revenue Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Unbilled Revenue And Deferred Revenue [Abstract]
Unbilled revenue	$ 3,990	$ 8,856	$ 3,045
Deferred revenue - current	(4,670)		(6,733)
Deferred revenue - non-current	(1,435)		(884)
Net contract assets (liabilities)	(2,115)		$ (4,572)
Change in unbilled revenue	945
Change in deferred revenue - current	2,063
Change in deferred revenue - non-current	(551)
Change in net contract assets (liabilities)	$ 2,457
Percentage of change in unbilled revenue	31.00%
Percentage of change in deferred revenue - current	(31.00%)
Percentage of change in deferred revenue - non-current	62.00%
Percentage of change in net contract assets (liabilities)	(54.00%)